                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                 PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)


This supplement updates certain information to the prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.


The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.


GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:
-----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the
3 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Core Plus Bond Fund

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Ultra-Short Term Bond Portfolio
     Western Asset Management U.S. Government
       Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:
----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the
4 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Capital Appreciation Portfolio

   Met/Wellington Core Equity Opportunities Portfolio
     T. Rowe Price Large Cap Growth Portfolio

INVESTMENT FUND NAME CHANGE


Effective May 1, 2016, BlackRock Money Market Portfolio was renamed Black-Rock Ultra-Short Term Bond Portfolio in General American Separate Account Twenty-Eight.


Effective May 1, 2016, WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio in General American Separate Account Twenty-Nine.


INVESTMENT FUND MERGER


Effective May 1, 2016, Pioneer Fund Portfolio of the Met Investors Series Trust merged with and into Met/Wellington Core Equity Opportunities Portfolio (formerly WMC Core Equity Opportunities Portfolio) of the Metropolitan Series Fund in General American Separate Account Twenty-Nine.


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The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:


Separate Account Annual Expenses
 (as a percentage of accumulated value)
 Mortality and expense risk charge1............   1.25%
 Administrative Expense Charge.................   0.15%
                                                  ----
 Total Separate Account Annual Expenses........   1.40%

-----------
1 For General American Separate Account Twenty-Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Capital Appreciation Portfolio -- Class A and for the Division investing in the Met/Wellington Core Equity Opportunities Portfolio -- Class A; and 1.20% for the Division investing in the T. Rowe Price Large Cap Growth Portfolio -- Class A.


INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2015


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Funds may impose a redemption fee in the future. The second table shows each Investment Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-237-6580.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses).....................    0.37%       1.69%

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Investment Fund fees and expenses, please refer to the prospectus for each Investment Fund.


                                           DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                              MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT FUND                   FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) --
 SERIES I
 Invesco V.I. Core Plus Bond
  Fund......................    0.45%          --          1.23%      0.01%       1.69%         1.08%         0.61%

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
                                               DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT FUND                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Invesco V.I. International
  Growth Fund...................    0.71%          --          0.30%    0.01%         1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
 -- CLASS A
 BlackRock Capital
  Appreciation Portfolio........    0.69%          --          0.02%    --            0.71%         0.05%         0.66%
 BlackRock Ultra-Short
  Term Bond Portfolio...........    0.34%          --          0.03%    --            0.37%         0.02%         0.35%
 Met/Wellington Core
  Equity Opportunities
  Portfolio.....................    0.70%          --          0.02%    --            0.72%         0.12%         0.60%
 T. Rowe Price Large Cap
  Growth Portfolio..............    0.60%          --          0.02%    --            0.62%         0.02%         0.60%
 Western Asset Management
  U.S. Government
  Portfolio.....................    0.47%          --          0.02%    --            0.49%         0.01%         0.48%

The information shown in the table above was provided by the Investment Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Fund, but that the expenses of the Investment Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Fund's board of directors or trustees, are not shown.


INVESTMENT OPTIONS


INVESTMENT FUND                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
------------------------------------   -------------------------------------   --------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. Core Plus Bond Fund      Seeks total return, comprised of        Invesco Advisers, Inc.
                                       current income and capital
                                       appreciation.
 Invesco V.I. International Growth     Seeks long-term growth of capital.      Invesco Advisers, Inc.
  Fund
METROPOLITAN SERIES FUND --
 CLASS A
 BlackRock Capital Appreciation        Seeks long-term growth of capital.      MetLife Advisers, LLC
  Portfolio                                                                    Subadviser: BlackRock Advisors,
                                                                               LLC
 BlackRock Ultra-Short Term            Seeks a high level of current           MetLife Advisers, LLC
  Bond Portfolio                       income consistent with preservation     Subadviser: BlackRock Advisors,
                                       of capital.                             LLC

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
INVESTMENT FUND                     INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
---------------------------------   ------------------------------------   ------------------------------
 Met/Wellington Core Equity         Seeks to provide a growing stream      MetLife Advisers, LLC
  Opportunities Portfolio           of income over time and,               Subadviser: Wellington
                                    secondarily, long-term capital         Management Company LLP
                                    appreciation and current income.
 T. Rowe Price Large Cap Growth     Seeks long-term growth of capital.     MetLife Advisers, LLC
  Portfolio                                                                Subadviser: T. Rowe Price
                                                                           Associates, Inc.
 Western Asset Management           Seeks to maximize total return         MetLife Advisers, LLC
  U.S. Government Portfolio         consistent with preservation of        Subadviser: Western Asset
                                    capital and maintenance of             Management Company
                                    liquidity.

HIGHLIGHTS


PAYMENT ON DEATH


Until you begin receiving annuity payments, your annuity is in the accumulation phase. If you die during the accumulation phase, your beneficiary (or beneficiaries) will receive the death benefit under your contract (see the "Death Benefit" section of your prospectus for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see the "Annuity Provisions" section of your prospectus for more information).


OTHER INFORMATION

PRINCIPAL UNDERWRITER


On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company ("MassMutual") announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities, Inc. ("MSI"). The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of this transaction, MSI will no longer be affiliated with Metropolitan Life Insurance Company.


FINANCIAL STATEMENTS


The financial statements for each of the Divisions of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.










       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


Distributor:
MetLife Investors Distribution Company                 (800) 848-3854

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